UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02527

Deutsche Money Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2016

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2016

Semiannual Report
to Shareholders

Deutsche Money Market Prime Series

Contents

4 Letter to Shareholders

6 Portfolio Summary

7 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statement of Changes in Net Assets

18 Financial Highlights

23 Notes to Financial Statements

32 Information About Your Fund's Expenses

34 Advisory Agreement Board Considerations and Fee Evaluation

39 Account Management Resources

41 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Portfolio Summary (Unaudited)

Investment Portfolio as of January 31, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.8%
Banco del Estado de Chile:
0.52%, 2/29/2016	5,000,000	5,000,000
0.57%, 4/28/2016	7,500,000	7,500,000
Bank of Nova Scotia:
0.621%, 4/28/2016	4,250,000	4,250,000
0.647%, 11/23/2016	8,000,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.37%, 2/4/2016	6,000,000	6,000,000
Canadian Imperial Bank of Commerce, 0.68%, 6/30/2016	15,000,000	15,000,000
Credit Industriel et Commercial, 0.38%, 2/2/2016	50,000,000	50,000,000
Dexia Credit Local SA, 0.607%, 4/25/2016	7,750,000	7,750,000
DZ Bank AG, 0.59%, 5/2/2016	10,000,000	10,000,000
KBC Bank NV, 0.36%, 2/2/2016	44,000,000	44,000,000
Mitsubishi UFJ Trust & Banking Corp.:
0.46%, 3/17/2016	7,500,000	7,500,000
0.69%, 5/2/2016	10,000,000	10,000,000
Mizuho Bank Ltd.:
0.3%, 2/11/2016	12,000,000	12,000,000
0.6%, 4/29/2016	15,000,000	15,000,000
Nordea Bank Finland PLC:
0.45%, 3/18/2016	12,000,000	12,000,000
0.5%, 3/9/2016	5,000,000	5,000,000
Rabobank Nederland NV:
0.43%, 3/4/2016	12,000,000	12,000,000
0.605%, 4/14/2016	10,000,000	10,000,000
Royal Bank of Canada, 0.71%, 5/2/2016	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.:
0.4%, 2/18/2016	10,000,000	10,000,000
0.54%, 3/16/2016	5,000,000	5,000,000
Svenska Handelsbanken AB:
0.495%, 2/29/2016	10,000,000	10,000,039
0.872%, 7/1/2016	2,200,000	2,200,469
Swedbank AB, 0.584%, 3/10/2016	10,000,000	10,000,000
Toronto-Dominion Bank:
0.43%, 3/2/2016	10,000,000	10,000,000
0.65%, 4/28/2016	15,000,000	15,000,000
Wells Fargo Bank NA:
0.578%, 6/3/2016	5,000,000	5,000,000
0.594%, 4/11/2016	10,000,000	10,000,000
0.68%, 7/1/2016	15,500,000	15,500,000
0.75%, 6/10/2016	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $343,700,508)		343,700,508

Commercial Paper 42.3%
Issued at Discount** 35.1%
Bank Nederlandse Gemeenten, 0.381%, 3/4/2016	15,000,000	14,994,933
Caisse Centrale Desjardins du Quebec, 0.37%, 2/2/2016	16,750,000	16,749,828
Caisse des Depots et Consignations:
0.31%, 2/16/2016	20,000,000	19,997,417
0.346%, 3/15/2016	18,000,000	17,992,582
Chesham Finance Ltd., 0.4%, 2/4/2016	50,000,000	49,998,333
Coca-Cola Co., 0.511%, 3/18/2016	7,000,000	6,995,438
CPPIB Capital, Inc., 0.3%, 2/1/2016	12,000,000	12,000,000
Erste Abwicklungsanstalt:
0.33%, 2/3/2016	10,000,000	9,999,817
0.531%, 4/4/2016	15,000,000	14,986,087
0.591%, 4/22/2016	12,000,000	11,984,070
Exxon Mobil Corp., 0.45%, 2/1/2016	12,000,000	12,000,000
Kells Funding LLC:
0.37%, 2/2/2016	10,000,000	9,999,906
0.431%, 3/14/2016	13,500,000	13,493,228
0.601%, 4/20/2016	10,000,000	9,986,833
LMA Americas LLC, 0.3%, 2/1/2016	7,251,000	7,251,000
Manhattan Asset Funding Co., LLC, 0.661%, 4/19/2016	18,000,000	17,974,260
Natixis, 0.26%, 2/1/2016	1,000,000	1,000,000
Nederlandse Waterschapsbank NV, 0.571%, 4/28/2016	22,500,000	22,469,006
Nestle Capital Corp., 0.27%, 2/26/2016	5,000,000	4,999,063
Old Line Funding LLC, 0.652%, 5/2/2016	7,500,000	7,487,677
Prudential Funding LLC, 0.3%, 2/1/2016	37,400,000	37,400,000
Regency Markets No. 1 LLC, 0.37%, 2/5/2016	41,000,000	40,998,314
Roche Holding, Inc., 0.34%, 2/9/2016	8,500,000	8,499,358
Standard Chartered Bank:
0.501%, 4/5/2016	12,500,000	12,488,889
0.712%, 5/18/2016	18,000,000	17,962,015
Working Capital Management Co.:
0.46%, 2/9/2016	8,500,000	8,499,131
0.521%, 3/18/2016	10,000,000	9,993,356
		418,200,541
Issued at Par* 7.2%
Bank Nederlandse Gemeenten:
0.527%, 2/25/2016	7,000,000	7,000,000
0.593%, 5/6/2016	15,500,000	15,500,000
Bedford Row Funding Corp.:
0.564%, 4/8/2016	5,000,000	5,000,000
144A, 0.624%, 4/12/2016	5,000,000	5,000,000
Commonwealth Bank of Australia:
0.532%, 4/7/2016	10,000,000	9,999,887
0.548%, 3/4/2016	7,000,000	7,000,000
Erste Abwicklungsanstalt:
0.584%, 4/13/2016	5,000,000	5,000,000
0.586%, 3/17/2016	5,000,000	4,999,939
HSBC Bank PLC, 144A, 0.686%, 6/24/2016	8,500,000	8,500,000
Nederlandse Waterschapsbank NV, 144A, 0.596%, 3/18/2016	10,000,000	10,000,000
Westpac Banking Corp., 144A, 0.53%, 3/10/2016	8,000,000	8,000,000
		85,999,826
Total Commercial Paper (Cost $504,200,367)		504,200,367

Short-Term Notes 6.3%
Bank of Nova Scotia, 2.9%, 3/29/2016	5,000,000	5,018,221
GE Capital International Funding Co.:
0.964%, 4/15/2016	7,500,000	7,506,325
144A, 0.964%, 4/15/2016	22,747,000	22,765,589
Home Depot, Inc., 5.4%, 3/1/2016	5,500,000	5,521,302
JPMorgan Chase Bank NA, 0.781%*, 11/22/2016	20,000,000	20,000,000
Wal-Mart Stores, Inc., 5.313%*, 6/1/2016	4,500,000	4,573,210
World Bank Discount Notes, 0.4%, 2/29/2016	10,000,000	9,996,889
Total Short-Term Notes (Cost $75,381,536)		75,381,536

Government & Agency Obligations 4.2%
U.S. Government Sponsored Agencies 1.7%
Federal Home Loan Bank, 0.371%**, 5/16/2016	5,200,000	5,194,388
Federal National Mortgage Association:
0.255%**, 2/2/2016	7,500,000	7,499,947
0.514%*, 10/21/2016	7,700,000	7,699,699
		20,394,034
U.S. Treasury Obligations 2.5%
U.S. Treasury Floating Rate Notes:
0.379%*, 4/30/2017	15,000,000	14,980,951
0.577%*, 1/31/2018	15,000,000	15,006,649
		29,987,600
Total Government & Agency Obligations (Cost $50,381,634)		50,381,634

Time Deposit 3.6%
Credit Agricole Corporate & Investment Bank, 0.28%, 2/1/2016 (Cost $42,340,083)	42,340,083	42,340,083

Municipal Bonds and Notes 8.0%
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.35%***, 9/1/2050, LOC: PNC Bank NA	9,000,000	9,000,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.43%***, 6/28/2016, LOC: Royal Bank of Canada	12,500,000	12,500,000
New York, State Housing Finance Agency, Series B, 0.38%***, 5/15/2033, LIQ: Fannie Mae	6,900,000	6,900,000
New York City, NY, Housing Development Corp., 90 West Street LLC, Series B, 0.38%***, 3/15/2036, LIQ: Fannie Mae	8,000,000	8,000,000
New York City, NY, Housing Development Corp., 155 West 21st Street LLC, Series B, 0.38%***, 11/15/2037, LIQ: Fannie Mae	6,100,000	6,100,000
RIB Floater Trust, Series 8UE,144A, 0.54%***, 12/27/2016, LOC: Barclays Bank PLC	28,500,000	28,500,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.52%, 2/2/2016	10,875,000	10,875,000
University of California, TECP, 0.55%, 3/11/2016	14,000,000	13,991,658
Total Municipal Bonds and Notes (Cost $95,866,658)		95,866,658

Repurchase Agreements 7.4%
BNP Paribas, 0.42%, dated 6/10/2015, to be repurchased at $16,551,590 on 3/4/2016 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.757%, dated 4/14/2015, to be repurchased at $12,600,105 on 4/29/2016 (a) (c)	12,500,000	12,500,000
JPMorgan Securities, Inc. (a), 0.787%, dated 4/15/2015, to be repurchased at $25,207,601 on 4/29/2016 (a) (d)	25,000,000	25,000,000
Nomura Securities International, 0.36%, dated 1/29/2016, to be repurchased at $34,001,020 on 2/1/2016 (e)	34,000,000	34,000,000
Total Repurchase Agreements (Cost $88,000,000)		88,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,199,870,786)†	100.6	1,199,870,786
Other Assets and Liabilities, Net	(0.6)	(7,136,421)
Net Assets	100.0	1,192,734,365

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2016.

† The cost for federal income tax purposes was $1,199,870,786.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of January 31, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
15,699,986	Goldentree Loan Opportunities X Ltd.	1.954	7/20/2027	16,371,756
633,564	OZLM VII Ltd.	2.04	7/17/2026	623,245
Total Collateral Value				16,995,001

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,620,735	GSAM Trust	1.102–2.77	9/25/2034– 11/25/2034	2,568,283
1,618,908	Morgan Stanley Capital I Trust	1.002–1.102	4/15/2049	1,627,400
331,000	Chase Issuance Trust	2.77	3/15/2023	343,186
3,384,876	SLM Private Credit Student Loan Trust	1.062	12/16/2030	3,294,370
5,123,775	SLM Student Loan Trust	0.727–1.219	6/25/2019– 10/25/2023	5,075,662
Total Collateral Value				12,908,901

(d) Collateralized by $25,736,420 Ally Auto Receivables Trust, 1.06%, maturing on 5/15/2017 with a value of $25,750,065.

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,191,532	Federal National Mortgage Association	2.345–6.5	10/1/2021– 12/1/2045	14,328,678
7,124,789	Federal Home Loan Mortgage Corp.	1.971–5.5	7/1/2033– 12/1/2045	7,357,904
12,261,380	Government National Mortgage Association	3.5–8.0	6/15/2027– 1/20/2046	12,993,418
Total Collateral Value				34,680,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

LOC: Letter of Credit

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$ —	$ 1,111,870,786	$ —	$ 1,111,870,786
Repurchase Agreements	—	88,000,000	—	88,000,000
Total	$ —	$ 1,199,870,786	$ —	$ 1,199,870,786

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of January 31, 2016 (Unaudited)
Assets
Investment in securities, valued at amortized cost	$ 1,199,870,786
Cash	7,515,741
Receivable for Fund shares sold	2,072,048
Interest receivable	786,899
Other assets	86,284
Total assets	1,210,331,758
Liabilities
Payable for investments purchased	15,006,890
Payable for Fund shares redeemed	1,804,042
Distributions payable	9,813
Accrued management fee	157,741
Accrued Trustees' fees	14,503
Other accrued expenses and payables	604,404
Total liabilities	17,597,393
Net assets, at value	$ 1,192,734,365
Net Assets Consist of
Undistributed net investment income	31,171
Accumulated net realized gain (loss)	(1,569)
Paid-in capital	1,192,704,763
Net assets, at value	$ 1,192,734,365

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of January 31, 2016 (Unaudited) (continued)
Net Asset Value

Deutsche Cash Investment Trust Class A

Net Asset Value, offering and redemption price per share ($127,039,358 ÷ 127,005,987 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Cash Investment Trust Class B

Net Asset Value, offering and redemption price per share ($47,146 ÷ 47,133 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Cash Investment Trust Class C

Net Asset Value, offering and redemption price per share ($31,111,926 ÷ 31,103,782 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Cash Investment Trust Class S

Net Asset Value, offering and redemption price per share ($279,249,750 ÷ 279,176,632 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

Deutsche Money Market Fund

Net Asset Value, offering and redemption price per share ($755,286,185 ÷ 755,089,218 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended January 31, 2016 (Unaudited)
Investment Income
Income: Interest	$ 2,055,466
Expenses: Management fee	1,462,610
Administration fee	612,687
Services to shareholders	905,495
Distribution and service fees	303,862
Custodian fee	17,361
Professional fees	53,330
Reports to shareholders	48,330
Registration fees	44,370
Trustees' fees and expenses	25,769
Other	26,553
Total expenses before expense reductions	3,500,367
Expense reductions	(1,514,368)
Total expenses after expense reductions	1,985,999
Net investment income	69,467
Net realized gain (loss) from investments	(1,569)
Net increase (decrease) in net assets resulting from operations	$ 67,898

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2016 (Unaudited)	Years Ended July 31, 2015

Operations: Net investment income	$ 69,467	$ 136,896
Net realized gain (loss)	(1,569)	2,581
Net increase (decrease) in net assets resulting from operations	67,898	139,477
Distributions to shareholders from: Net investment income: Deutsche Cash Investment Trust Class A	(6,320)	(13,998)
Deutsche Cash Investment Trust Class B	(9)	(51)
Deutsche Cash Investment Trust Class C	(2,042)	(2,783)
Deutsche Cash Investment Trust Class S	(15,971)	(28,770)
Deutsche Money Market Fund	(44,978)	(86,726)
Total distributions	(69,320)	(132,328)
Fund share transactions: Proceeds from shares sold	260,762,179	556,946,461
Reinvestment of distributions	60,369	130,599
Payments for shares redeemed	(301,818,443)	(805,527,245)
Net increase (decrease) in net assets from Fund share transactions	(40,995,895)	(248,450,185)
Increase (decrease) in net assets	(40,997,317)	(248,443,036)
Net assets at beginning of period	1,233,731,682	1,482,174,718
Net assets at end of period (including undistributed net investment income of $31,171 and $31,024, respectively)	$ 1,192,734,365	$ 1,233,731,682

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Deutsche Cash Investment Trust Class A
Six Months Ended 1/31/16 (Unaudited)		Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	127	126	159	211	237	230
Ratio of expenses before expense reductions (%)	.81*	.86	.85	.86	.83	.83
Ratio of expenses after expense reductions (%)	.33*	.21	.18	.26	.28	.32
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class B
Six Months Ended 1/31/16 (Unaudited)		Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.000b**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	.4	1	2	3	6
Ratio of expenses before expense reductions (%)	1.97*	1.68	1.62	1.60	1.56	1.58
Ratio of expenses after expense reductions (%)	.29*	.21	.18	.26	.28	.33
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. [b] Amount is less than .005%. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class C
Six Months Ended 1/31/16 (Unaudited)		Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	25	23	30	35	26
Ratio of expenses before expense reductions (%)	1.46*	1.52	1.50	1.53	1.50	1.53
Ratio of expenses after expense reductions (%)	.32*	.21	.18	.26	.29	.32
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Cash Investment Trust Class S
Six Months Ended 1/31/16 (Unaudited)		Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	279	285	331	368	392	430
Ratio of expenses before expense reductions (%)	.56*	.55	.54	.53	.52	.51
Ratio of expenses after expense reductions (%)	.32*	.21	.18	.26	.28	.32
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Deutsche Money Market Fund
Six Months Ended 1/31/16 (Unaudited)		Years Ended July 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.000***	.000***	.000***	.000***	.000***	.000***
Net realized gain (loss)	(.000)***	.000***	.000***	.000***	.000***	.000***
Total from investment operations	.000***	.000***	.000***	.000***	.000***	.000***
Less distributions from: Net investment income	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***	(.000)***
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.01**	.01	.01	.01	.01	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	755	797	969	1,113	1,284	1,449
Ratio of expenses before expense reductions (%)	.50*	.50	.48	.46	.45	.45
Ratio of expenses after expense reductions (%)	.32*	.21	.18	.26	.28	.32
Ratio of net investment income (%)	.01*	.01	.01	.01	.01	.01
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Money Market Prime Series (the "Fund") is a diversified series of Deutsche Money Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options: Deutsche Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Deutsche Fund. Deutsche Cash Investment Trust Class B shares automatically converted to Deutsche Cash Investment Trust Class A shares on February 10, 2016 and are no longer offered. Deutsche Cash Investment Trust Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions. Deutsche Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Deutsche Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Deutsche Cash Investment Trust Class C shares do not automatically convert into another class. Deutsche Money Market Fund and Deutsche Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. Deutsche Cash Investment Trust Class S shares are only available to a limited group of investors.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of January 31, 2016, the Fund held repurchase agreements with a gross value of $88,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $215 million of the Fund's average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

For the period from August 1, 2015 through September 30, 2016 (through November 30, 2016 for Deutsche Cash Investment Trust Class A and Deutsche Cash Investment Trust Class B), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Deutsche Cash Investment Trust Class A	.85%
Deutsche Cash Investment Trust Class B	1.60%
Deutsche Cash Investment Trust Class C	1.60%
Deutsche Cash Investment Trust Class S	.57%
Deutsche Money Market Fund	.57%

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses on Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C, Deutsche Cash Investment Trust Class S and Deutsche Money Market Fund shares of the Fund.

For the six months ended January 31, 2016, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $707,032, and the amount charged aggregated $755,578, which was equivalent to an annualized effective rate of 0.12% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2016, the Administration Fee was $612,687, of which $101,365 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at January 31, 2016
Deutsche Cash Investment Trust Class A	$ 80,568	$ 76,156	$ 4,412
Deutsche Cash Investment Trust Class B	491	491	—
Deutsche Cash Investment Trust Class C	4,123	2,277	1,846
Deutsche Cash Investment Trust Class S	194,361	170,196	24,165
Deutsche Money Market Fund	359,446	254,310	105,136
	$ 638,989	$ 503,430	$ 135,559

In addition, for the six months ended January 31, 2016, the Advisor agreed to reimburse the Fund $44 of sub-recordkeeping expenses for Deutsche Cash Investment Trust Class B

Distribution and Service Fees. Under the Fund's Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares. For the six months ended January 31, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived
Deutsche Cash Investment Trust Class B	$ 716	$ 716
Deutsche Cash Investment Trust Class C	109,234	109,234
	$ 109,950	$ 109,950

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, and Deutsche Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Annualized Effective Rate
Deutsche Cash Investment Trust Class A	$ 157,262	$ 157,262.00%
Deutsche Cash Investment Trust Class B	238	238.00%
Deutsche Cash Investment Trust Class C	36,412	36,412.00%
	$ 193,912	$ 193,912

Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge ("CDSC") from Deutsche Cash Investment Trust Class B share redemptions occurring within six years of purchase and Deutsche Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Deutsche Cash Investment Trust Class B and 1% for Deutsche Cash Investment Trust Class C, of the value of the shares redeemed. For the six months ended January 31, 2016, the CDSC for Deutsche Cash Investment Trust Class B and Deutsche Cash Investment Trust Class C shares aggregated $15 and $5,999, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Deutsche Cash Investment Trust Class A shares. For the six months ended January 31, 2016, DDI received $214 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended January 31, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,625, of which $5,050 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six month ended January 31, 2016, the Fund engaged in securities purchases of $9,000,000 and securities sales of $6,000,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2016.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Deutsche Cash Investment Trust Class A	34,174,084	$ 34,174,084	85,932,501	$ 85,932,501
Deutsche Cash Investment Trust Class B	30,398	30,398	95,511	95,511
Deutsche Cash Investment Trust Class C	20,051,915	20,051,915	41,484,355	41,484,355
Deutsche Cash Investment Trust Class S	53,013,068	53,013,068	104,009,172	104,009,172
Deutsche Money Market Fund	153,278,873	153,278,873	325,146,721	325,146,721
Account Maintenance Fees		213,841		278,201
		$ 260,762,179		$ 556,946,461
Shares issued to shareholders in reinvestment of distributions
Deutsche Cash Investment Trust Class A	6,238	$ 6,238	13,898	$ 13,898
Deutsche Cash Investment Trust Class B	7	7	51	51
Deutsche Cash Investment Trust Class C	1,426	1,426	2,670	2,670
Deutsche Cash Investment Trust Class S	13,925	13,925	28,505	28,505
Deutsche Money Market Fund	38,773	38,773	85,475	85,475
		$ 60,369		$ 130,599
Shares redeemed
Deutsche Cash Investment Trust Class A	(33,558,154)	$ (33,558,154)	(118,209,957)	$ (118,209,957)
Deutsche Cash Investment Trust Class B	(348,360)	(348,360)	(602,614)	(602,614)
Deutsche Cash Investment Trust Class C	(13,537,154)	(13,537,154)	(39,478,724)	(39,478,724)
Deutsche Cash Investment Trust Class S	(58,924,686)	(58,924,686)	(150,398,479)	(150,398,479)
Deutsche Money Market Fund	(195,450,089)	(195,450,089)	(496,837,471)	(496,837,471)
		$ (301,818,443)		$ (805,527,245)
Net increase (decrease)
Deutsche Cash Investment Trust Class A	622,168	$ 622,168	(32,263,558)	$ (32,263,558)
Deutsche Cash Investment Trust Class B	(317,955)	(317,955)	(507,052)	(507,052)
Deutsche Cash Investment Trust Class C	6,516,187	6,516,187	2,008,301	2,008,301
Deutsche Cash Investment Trust Class S	(5,897,693)	(5,897,693)	(46,360,802)	(46,360,802)
Deutsche Money Market Fund	(42,132,443)	(42,132,443)	(171,605,275)	(171,605,275)
Account Maintenance Fees		213,841		278,201
		$ (40,995,895)		$ (248,450,185)

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2015 to January 31, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2016 (Unaudited)
Actual Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/16	$ 1,000.05	$ 1,000.05	$ 1,000.07	$ 1,000.06	$ 1,000.06
Expenses Paid per $1,000*	$ 1.66	$ 1.46	$ 1.61	$ 1.61	$ 1.61
Hypothetical 5% Fund Return	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Beginning Account Value 8/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/16	$ 1,023.54	$ 1,023.74	$ 1,023.59	$ 1,023.59	$ 1,023.59
Expenses Paid per $1,000*	$ 1.68	$ 1.48	$ 1.63	$ 1.63	$ 1.63

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Deutsche Cash Investment Trust Class A	Deutsche Cash Investment Trust Class B	Deutsche Cash Investment Trust Class C	Deutsche Cash Investment Trust Class S	Deutsche Money Market Fund
Deutsche Money Market Prime Series	.33%	.29%	.32%	.32%	.32%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Money Market Prime Series’ investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Deutsche Cash Investment Trust Class A shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were equal to the median of the applicable Lipper expense universe for the following share classes: Deutsche Cash Investment Trust Class A shares, Deutsche Cash Investment Trust Class B shares, Deutsche Cash Investment Trust Class S shares and Deutsche Money Market Fund shares and were higher than the median of the applicable Lipper expense universe for the following share class: Deutsche Cash Investment Trust Class C shares (3rd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Deutsche Cash Investment Trust Class A, Deutsche Cash Investment Trust Class B, Deutsche Cash Investment Trust Class C and Deutsche Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Nasdaq Symbol	CUSIP Number	Fund Number
Deutsche Money Market Fund	KMMXX	25159J 104	6
Deutsche Cash Investment Trust Class A	DOAXX	25159J 203	421
Deutsche Cash Investment Trust Class B	DOBXX	25159J 302	621
Deutsche Cash Investment Trust Class C	DOCXX	25159J 401	721
Deutsche Cash Investment Trust Class S	DOSXX	25159J 500	2021

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 31, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 31, 2016